Derivative Liabilities - Summary of Gain (Loss) on Exchange and Issuance of Warrants (Detail) - USD ($)		3 Months Ended		9 Months Ended
	Apr. 07, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Derivative [Line Items]
Gain on exchange of warrants		$ 0	$ 0	$ 3,374,752	$ 0
Series E Warrants [Member]
Derivative [Line Items]
Fair value of Series E Warrants exchanged	$ 6,800,927
Fair value of common stock issued	2,659,154
Gain on exchange of warrants	$ 4,141,773